     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999


                                                              FILE NO. 33-42484

                                                              FILE NO. 811-6400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 37       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 36              /X/



                            ------------------------

                        THE ADVISORS' INNER CIRCLE FUND

               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (800) 932-7781

                                 MARK E. NAGLE
                              c/o SEI Corporation
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                           Richard W. Grant, Esquire
                             John H. Grady, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)


   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     75 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CLASS A SHARES

                                      PROSPECTUS
                                    March 1, 1999

                      -----------------------------------------

                                AIG MONEY MARKET FUND
                    A PORTFOLIO OF THE ADVISORS' INNER CIRCLE FUND

                      -----------------------------------------

                                 INVESTMENT ADVISER:
                             AIG CAPITAL MANAGEMENT CORP.

The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete.
        Any representation to the contrary is a criminal offense.

                         INTRODUCTION -- AIG MONEY MARKET FUND -- CLASS A SHARES
--------------------------------------------------------------------------------

THE FUND

The AIG Money Market Fund (Fund) is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of short-term high quality securities. The Fund is a separate series of the Advisors' Inner Circle Fund, a Massachusetts business trust (Trust).

The Fund consists of two classes of shares:  Class A and Class B.

This prospectus offers Class A shares of the Fund and contains important information about the objectives, risks and policies of the Fund. Investors are advised to read this Prospectus and keep it for future reference. This prospectus has been arranged into different sections so that investors can easily review this important information.

FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

Principal Investment Strategies and Principal Risks. . . . . . . . . . . . . . . . . . .3
Performance Information and Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .4
The Fund's Other Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
The Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Purchasing and Selling Fund Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .6
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . .8
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
How to Obtain More Information About the AIG Money Market Fund . . . . . . . . . . . . .10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YEAR 2000
The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, or distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of Fund securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.
--------------------------------------------------------------------------------

AIG Money Market Fund

--------------------------------------------------------------------------------

[ICON]  FUND SUMMARY

INVESTMENT OBJECTIVE               PRESERVE PRINCIPAL VALUE AND MAINTAIN A
                                   HIGH DEGREE OF LIQUIDITY WHILE PROVIDING
                                   CURRENT INCOME.  IT IS ALSO A FUNDAMENTAL
                                   POLICY OF THE FUND TO MAINTAIN A STABLE
                                   SHARE PRICE OF $1.  THERE IS NO ASSURANCE
                                   THAT THE FUND WILL ACHIEVE ITS INVESTMENT
                                   OBJECTIVE OR THAT IT WILL BE ABLE TO
                                   MAINTAIN A CONSTANT SHARE PRICE OF $1 ON A
                                   CONTINUOUS BASIS.

INVESTMENT FOCUS                   MONEY MARKET INSTRUMENTS.

RISK LEVEL                         CONSERVATIVE.

PRINCIPAL INVESTMENT STRATEGY      INVESTING IN A BROAD RANGE OF SHORT-TERM,
                                   HIGH QUALITY U.S. DOLLAR DENOMINATED DEBT
                                   SECURITIES.

INVESTOR PROFILE                   CONSERVATIVE INVESTORS WHO WANT TO RECEIVE
                                   CURRENT INCOME THROUGH A LIQUID INVESTMENT.

--------------------------------------------------------------------------------
[ICON]  INVESTMENT STRATEGY OF THE AIG MONEY MARKET FUND

--------------------------------------------------------------------------------
[ICON] PRINCIPAL RISKS OF INVESTING IN THE AIG MONEY MARKET FUND
An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund's investments are subject to fluctuations in the current interest rates for short-term obligations. Accordingly, an investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

An investment in the Fund is also subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by the Fund will be unable to repay interest and principal in a timely manner. AIG Capital Management Corp., the Fund's investment adviser (Adviser), attempts to lessen this risk through a conservative investment policy for the Fund, which includes diversification (spreading Fund investments across a broad number of issuers), and investing in obligations of high credit quality issuers.
--------------------------------------------------------------------------------

The Fund invests in a broad range of high quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporate issuers, supranational entities, and foreign governments, as well as in repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest category by nationally recognized ratings organizations or securities that the Adviser determines are of equal quality. The Fund may concentrate its investments (invest more than 25% of its assets) in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks that are subject to a similar level of regulation. The Fund will maintain an average weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

                                                           AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
[ICON]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund's performance from year to year and comparing this performance to an average. Of course, past performance does not necessarily indicate future performance.

This bar chart shows changes in the performance of the Fund's Class A Shares.

[BAR CHART]

1995           5.73%
1996           5.21%
1997           5.46%
1998           5.41%

*The performance information shown above is based on a calendar year.

BEST QUARTER        WORST QUARTER
  1.44%                 1.25%
(6/30/95)             (6/30/96)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC First Tier Taxable Money Market Funds Average (IBC Fist Tier).

CLASS A SHARES              1 YEAR      SINCE INCEPTION
                                            (12/1/94)
AIG Money Market Fund        5.41%          5.46%
IBC First Tier               4.96%          5.07%

--------------------------------------------------------------------------------
*    The inception date for the IBC First Tier is 12/1/94.

--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The IBC First Tier Average is a widely-recognized average of money market funds which invest in securities rated Prime-1 by Moody's or A-1 by S&P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[icon]    FUND FEES AND EXPENSES

This table describes the fees and expense that you may pay if you buy and hold Class A shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
                                        CLASS A SHARES

          Investment Advisory Fees                      .25%
          Other Expenses                                .11%
                                                        ----
          Total Annual Fund Operating Expenses          .36%
                                                        ----

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING .10% OF ITS ADVISORY FEES SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED .40%. THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS VOLUNTARY WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                           AIG MONEY MARKET FUND -- CLASS A  .26%

     FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE

This example is intended to help you compare the cost of investing Class A shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate cost of investing $10,000 in Class A shares of the Fund would be:

                         1 YEAR      3 YEARS  5 YEARS        10 YEARS
     Class A Shares           $37     $116    $202        $456

[icon] THE FUND'S OTHER INVESTMENTS
--------------------------------------------------------------------------------

In addition to the principal investments and strategies described in this prospectus, the Fund may also invest in other securities, use other strategies and engage in other investment practices within its stated investment objectives. These investments and strategies, as well as those described in the prospectus, are described in detail in the Fund's Statement of Additional Information. Of course, there is no guarantee that the Fund will achieve its investment goal.

[icon] INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Advisors' Inner Circle Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

AIG Capital Management Corp. is a wholly-owned subsidiary of American International Group, Inc. (AIG) and is the Adviser to the Fund. For the fiscal period ended October 31, 1998, AIG Capital Management Corp. received advisory fees from the Fund as a percentage of average daily net assets (after waivers) of:

     AIG Money Market Fund              .15%

[icon] PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PURCHASING FUND SHARES

Shares of the Fund may be purchased by check, wire transfer or through certain authorized dealers or other financial institutions authorized to sell Fund shares. For first time purchases, an application form must be completed and submitted to the Fund to establish an account.

--------------------------------------------------------------------------------
WHEN CAN YOU PURCHASE SHARES?
Shares may be purchased only on days that the New York Stock Exchange and the Federal Reserve are open for business (a Business day).
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                     OPEN A NEW ACCOUNT                   ADD TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------
 MINIMUM INVESTMENT                  $10,000,000                          None
------------------------------------------------------------------------------------------------------------
 BY MAIL                             Complete and sign the application    Mail check with an Invest-By-Mail
                                     form.                                form detached from account
                                                                          statement.

 Mail to:                            Check should be payable to:          Check should be payable to:
 AIG Money Market Fund               AIG Money Market Fund-Class A.       AIG Money Market Fund - Class A.
 P.O. Box 419009                     Reference account name and number.   Reference the account name and
 Kansas City, Missouri  64141-6009                                        number.
                                     All purchases must be in U.S.
                                     dollars, and checks must be drawn    All purchases must be in U.S.
                                     on U.S. banks.                       dollars, and checks must be drawn
                                                                          on U.S. banks.
------------------------------------------------------------------------------------------------------------
 BY WIRE                             Please call client services at       Please call client services at
                                     1-800-845-3885 to arrange the wire   1-800-845-3885 to arrange the wire
                                     transfer.                            transfer.

 Wire to:
 United Missouri Bank, N.A.          The shareholder's name and account   The shareholder's name and account
 ABA# 10-10-00695                    number must be specified in the      number must be specified in the
 For a/c no. 9870600404              wire.                                wire.
 Credit AIG Money Market Fund
------------------------------------------------------------------------------------------------------------

For a purchase order to be eligible to receive dividends on the day of purchase, the order must be received before 1:00 p.m. Eastern time and federal funds (readily available funds) must be received before 3:00 p.m. Eastern time.

Checks received by the Fund will be credited to the investor's account upon conversion of the proceeds in federal funds (readily available funds). The Fund cannot accept third-party checks, credit cards, credit card checks or cash.

The Fund reserves the right to reject an account application or a purchase order if it is not in the best interest of the Fund or its shareholders, and may accept, at its discretion, amounts smaller than the stated minimum investment amount.
HOW WE CALCULATE NAV

The Fund calculates its Net Asset Value (NAV) per share once each Business day at 2:00 p.m. Eastern time. The Fund generally calculates NAV using the amortized cost method of valuation, which is described in detail in the Fund's Statement of Additional Information. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
NET ASSET VALUE
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.
--------------------------------------------------------------------------------

MINIMUM PURCHASES

The minimum investment in Class A shares is generally $10,000,000. An investor may also purchase Class A shares in an amount below the minimum if the investor:

* makes an initial investment of $5,000,000 and intends to increase his or her account balance to $10,000,000 within 90 days;

* invests assets managed by a registered investment advisor that is owned by AIG;

*    is AIG (or any company where AIG owns at least 19% of the stock);

*    is C.V. Starr & Co., Inc.  (including its subsidiaries and affiliates);

*    is an AIG senior executive officer or their family members; or

*    certain employee benefit plans sponsored by AIG.

The Fund may waive this minimum at its discretion.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund and its agents are not responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.
--------------------------------------------------------------------------------

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES

Fund shares may be sold (redeemed) on any Business day by contacting the Fund by mail or telephone.

Redemption orders received prior to 1:00 p.m. Eastern time on any Business day will be effective that same day. Shares redeemed will not receive the dividends declared on that day. Redemption proceeds can be wire transferred to the shareholder's bank account or sent by check. There is a charge for wire transfers, currently $10.00, which may be waived by the Fund. Payments by check of redemption proceeds will be made as promptly as possible, and no later than seven days after the redemption order is received.

For shares recently purchased by check, redemption proceeds may not be available until the check has cleared, which may take up to 15 days from the date of purchase.

The purchase price per share will be the NAV next determined after receipt of the redemption request.

REDEMPTIONS IN KIND

Redemption proceeds are generally paid in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) redemption proceeds may be paid in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that Fund shares would ever be redeemed in kind, shareholders would probably have to pay transaction costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF SHARES

If an investor's account balance drops below $10,000,000 because of redemptions, he or she may be required to sell shares. At least 30 days' written notice will be given to allow sufficient time to add to the investor's account and avoid the sale of shares.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the Fund's Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends of substantially all of its net investment income (not including capital gains) every day and distributes this income each month. The Fund makes distributions of capital gains, if any, at least annually. Shareholders on a Fund's record date will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of the written notice. The election can be canceled by simply sending written notice to the Fund.

--------------------------------------------------------------------------------
THE "RECORD DATE"
If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.
--------------------------------------------------------------------------------

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISOR REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS
Distributions you receive from a Fund may be taxable whether or not you reinvest them.
--------------------------------------------------------------------------------

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions investors receive may be subject to federal, state and local taxation, depending upon an investor's tax situation. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table that follows presents performance information about the Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Study these tables to see how the Fund performed since it began investment operations.
--------------------------------------------------------------------------------

This information has been audited by Arthur Andersen LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's Statement of Additional Information. The annual report, which contains more performance information, can be obtained at no charge by calling 1-800-249-7445.

                                                                                AIG MONEY MARKET FUND - CLASS A SHARES
----------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31:                                              1998        1997       1996     1995(1)
                                                                               ----        ----       ----     ----
 Net Asset Value, Beginning of Period                                      $   1.00    $   1.00   $   1.00    $   1.00
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                                                         0.05        0.05       0.05        0.05
 Net Gains or Losses on Securities (both realized and unrealized)                --          --         --          --
 Total From Investment Operations                                              0.05        0.05       0.05        0.05
 LESS DISTRIBUTIONS
 Dividends (from net investment income)                                       (0.05)      (0.05)     (0.05)      (0.05)
 Distributions (from capital gains)                                             ---         ---        ---         ---
 *************************************
 Total Distributions                                                          (0.05)      (0.05)     (0.05)      (0.05)
 Net Asset Value, End of Period                                            $   1.00    $   1.00   $   1.00    $   1.00
 TOTAL RETURN                                                                  5.49%       5.41%      5.26%       5.75%*
 *************************************
 RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (000)                                         $  251,090    $329,125   $253,865   $313, 657
 Ratio of Expenses to Average Net Assets                                       0.26%       0.27%      0.39%       0.40%*
 Ratio of Net Income to Average Net Assets                                     5.37%       5.30%      5.15%       5.60%*
 Ratio of Expenses to Average Net Assets (excluding waivers)                   0.36%       0.39%      0.41%       0.47%*
 Ratio of Net Investment Income (Loss) to                                      5.27%       5.18%      5.13%       5.53%*
 Average Net Assets (excluding waivers)

------------------------
*    Annualized.
(1)The Class A Shares of the Fund commenced operations on December 1, 1994.

[LOGO]    AIG MONEY
          MARKET FUND

--------------------------------------------------------------------------------

INVESTMENT ADVISER

AIG CAPITAL MANAGEMENT CORP.
70 PINE STREET
NEW YORK, NEW YORK  10270

--------------------------------------------------------------------------------

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY ROAD
OAKS, PENNSYLVANIA  19456

--------------------------------------------------------------------------------

SUB-DISTRIBUTOR

AIG EQUITY SALES CORP.
70 PINE STREET
NEW YORK, NEW YORK  10270


LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP
1800 M STREET, N.W.
WASHINGTON, D.C.  20036


More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------


The Fund's SAI dated March 1, 1999, includes detailed information about The Advisors' Inner Circle Fund and the AIG Money Market Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
--------------------------------------------------------------------------------

These reports list the Funds' holdings and contain information from the Fund's managers about strategies and recent market conditions and trends also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY TELEPHONE: Call 1-800-249-7445

BY MAIL: Write to:
               AIG Money Market Fund
               c/o Advisors' Inner Circle Fund
               P.O. Box 419009
               Kansas City, Missouri  64141-6009

FROM THE SEC: You can also obtain the SAI and the Annual Report and the Semi-Annual Report, as well as other information about the Advisors' Inner Circle Fund, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.


The Fund's Investment Company Act registration number is
811-6400.
-------------------------------------------------------------------------------

                                    CLASS B SHARES

                                      PROSPECTUS
                                    March 1, 1999

                         -----------------------------------

                                AIG MONEY MARKET FUND
                    A PORTFOLIO OF THE ADVISORS' INNER CIRCLE FUND

                         -----------------------------------

                                 INVESTMENT ADVISER:
                             AIG CAPITAL MANAGEMENT CORP.


      The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete.
              Any representation to the contrary is a criminal offense.

                           INTRODUCTION - AIG MONEY MARKET FUND - CLASS B SHARES
--------------------------------------------------------------------------------
THE FUND

The AIG Money Market Fund (Fund) is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of short-term high quality securities. The Fund is a separate series of the Advisors' Inner Circle Fund, a Massachusetts business trust (Trust).

The Fund consists of two classes of shares:  Class A and Class B.

This prospectus offers Class B shares of the Fund and contains important information about the objectives, risks and policies of the Fund. Investors are advised to read this Prospectus and keep it for future reference. This prospectus has been arranged into different sections so that investors can easily review this important information.

FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

Principal Investment Strategies and Principal Risks . . . . . . . . . .  3
Performance Information and Expenses  . . . . . . . . . . . . . . . . .  4
The Fund's Other Investments. . . . . . . . . . . . . . . . . . . . . .  5
The Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . . .  5
Purchasing and Selling Fund Shares. . . . . . . . . . . . . . . . . . .  6
Distribution of Fund Shares . . . . . . . . . . . . . . . . . . . . . .  8
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . . . .  8
Financial Highlights . . . . . . . . . . . . . . . . . .. . . . . . . .  9
How to Obtain More Information About the AIG Money Market Fund. . . . . 10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YEAR 2000

The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, or distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of Fund securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
[ICON]  FUND SUMMARY

INVESTMENT OBJECTIVE          PRESERVE PRINCIPAL VALUE AND MAINTAIN A HIGH
                              DEGREE OF LIQUIDITY WHILE PROVIDING CURRENT
                              INCOME.  IT IS ALSO A FUNDAMENTAL POLICY OF THE
                              FUND TO MAINTAIN A STABLE SHARE PRICE OF $1.
                              THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE
                              ITS INVESTMENT OBJECTIVE OR THAT IT WILL BE ABLE
                              TO MAINTAIN A CONSTANT SHARE PRICE OF $1 ON A
                              CONTINUOUS BASIS.

INVESTMENT FOCUS              MONEY MARKET INSTRUMENTS.

RISK LEVEL                    CONSERVATIVE.

PRINCIPAL INVESTMENT STRATEGY INVESTING IN A BROAD RANGE OF SHORT-TERM, HIGH
   QUALITY U.S. DOLLAR DENOMINATED DEBT SECURITIES.

INVESTOR PROFILE              CONSERVATIVE INVESTORS WHO WANT TO RECEIVE
   CURRENT INCOME THROUGH A LIQUID INVESTMENT.


--------------------------------------------------------------------------------
[ICON]  INVESTMENT STRATEGY OF THE AIG MONEY MARKET FUND

The Fund invests in a broad range of high quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporate issuers, supranational entities, and foreign governments, as well as in repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest category by nationally recognized ratings organizations or securities that the Adviser determines are of equal quality. The Fund may concentrate its investments (invest more than 25% of its assets) in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks that are subject to a similar level of regulation. The Fund will maintain an average weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

--------------------------------------------------------------------------------
[ICON] PRINCIPAL RISKS OF INVESTING IN THE AIG MONEY MARKET FUND

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to keep a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund's investments are subject to fluctuations in the current interest rates for short-term obligations. Accordingly, an investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

An investment in the Fund is also subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by the Fund will be unable to repay interest and principal in a timely manner. AIG Capital Management Corp., the Fund's investment adviser (Adviser), attempts to lessen this risk through a conservative investment policy for the Fund, which includes diversification (spreading Fund investments across a broad number of issuers), and investing in obligations of high credit quality issuers.
--------------------------------------------------------------------------------

                                                           AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
[ICON]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Class B Shares of the Fund by showing changes in the Fund's performance from year to year and comparing this performance to an average. Of course, past performance does not necessarily indicate future performance.

This bar chart shows changes in the performance of the Fund's Class B Shares.

[BAR CHART]

1996           4.84%
1997           5.09%
1998           5.04%

*The performance information shown above is based on a calendar year.

BEST QUARTER        WORST QUARTER
   1.36%                1.16%
 (6/30/95)            (6/30/96)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC First Tier Taxable Money Market Funds Average (IBC Fist Tier).


CLASS B SHARES              1 YEAR      SINCE INCEPTION
                                           (2/16/95)
AIG Money Market Fund        5.04%           5.08%
IBC First Tier               4.96%           5.06%

--------------------------------------------------------------------------------
*    The inception date for the IBC First Tier is 2/28/95.

--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The IBC First Tier Average is a widely-recognized average of money market funds which invest in securities rated Prime-1 by Moody's or A-1 by S&P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[icon]    FUND FEES AND EXPENSES

This table describes the fees and expense that you may pay if you buy and hold Class B shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


                                                     CLASS B SHARES
          Investment Advisory Fees                       .25%
          12b-1 Fees                                     .35%
          Other Expenses                                 .12%
                                                         ----
          Total Annual Fund Operating Expenses           .72%
                                                         ----

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING .10% OF ITS ADVISORY FEES SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED .75%. THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS VOLUNTARY WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                        AIG MONEY MARKET FUND - CLASS B   .62%

     FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This example is intended to help you compare the cost of investing Class B shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate cost of investing $10,000 in Class B shares of the Fund would be:

                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
     Class B Shares      $74         $230         $401         $894


[icon] THE FUND'S OTHER INVESTMENTS
--------------------------------------------------------------------------------

In addition to the principal investments and strategies described in this prospectus, the Fund may also invest in other securities, use other strategies and engage in other investment practices within its stated investment objectives. These investments and strategies, as well as those described in the prospectus, are described in detail in the Fund's Statement of Additional Information. Of course, there is no guarantee that the Fund will achieve its investment goal.

[icon] INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Advisors' Inner Circle Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

AIG Capital Management Corp. is a wholly-owned subsidiary of American International Group, Inc. (AIG) and is the Adviser to the Fund. For the fiscal period ended October 31, 1998, AIG Capital Management Corp. received advisory fees from the Fund as a percentage of average daily net assets (after waivers) of:

     AIG Money Market Fund              .15%

[icon] PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------
PURCHASING FUND SHARES

Shares of the Fund may be purchased by check, wire transfer or through certain authorized dealers or other financial institutions authorized to sell Fund shares. For first time purchases, an application form must be completed and submitted to the Fund to establish an account.

--------------------------------------------------------------------------------
WHEN CAN YOU PURCHASE SHARES?
Shares may be purchased only on days that the New York Stock Exchange and the Federal Reserve are open for business (a Business day).
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
                                     OPEN A NEW ACCOUNT                ADD TO AN EXISTING ACCOUNT
---------------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT                   $25,000                           None
---------------------------------------------------------------------------------------------------------
BY MAIL                              Complete and sign the             Mail check with an
                                     application form.                 Invest-By-Mail form detached
                                                                       from account statement.

Mail to:                             Check should be payable to:       Check should be payable to:
AIG Money Market Fund                AIG Money Market Fund-Class B.    AIG Money Market Fund - Class B.
P.O. Box 419009                      Reference account name and        Reference the account name and
Kansas City, Missouri  64141-6009    number.                           number.

                                     All purchases must be in U.S.     All purchases must be in U.S.
                                     dollars, and checks must be       dollars, and checks must be
                                     drawn on U.S. banks.              drawn on U.S. banks.
---------------------------------------------------------------------------------------------------------
BY WIRE                              Please call client services at    Please call client services at
                                     1-800-845-3885 to arrange the     1-800-845-3885 to arrange the
                                     wire transfer.                    wire transfer.

Wire to:
United Missouri Bank, N.A.           The shareholder's name and        The shareholder's name and
ABA# 10-10-00695                     account number must be            account number must be specified
For a/c no. 9870600404               specified in the wire.            in the wire.
Credit AIG Money Market Fund
---------------------------------------------------------------------------------------------------------


For a purchase order to be eligible to receive dividends on the day of purchase, the order must be received before 1:00 p.m. Eastern time and federal funds (readily available funds) must be received before 3:00 p.m. Eastern time.

Checks received by the Fund will be credited to the investor's account upon conversion of the proceeds in federal funds (readily available funds). The Fund cannot accept third-party checks, credit cards, credit card checks or cash.

The Fund reserves the right to reject an account application or a purchase order if it is not in the best interest of the Fund or its shareholders, and may accept, at its discretion, amounts smaller than the stated minimum investment amount.


HOW WE CALCULATE NAV

The Fund calculates its Net Asset Value (NAV) per share once each Business day at 2:00 p.m. Eastern time. The Fund generally calculates NAV using the amortized cost method of valuation, which is described in detail in the Fund's Statement of Additional Information. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

--------------------------------------------------------------------------------

MINIMUM PURCHASES

The minimum investment in Class B shares is $25,000. The Fund may waive this minimum at its discretion.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.
--------------------------------------------------------------------------------

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES

Fund shares may be sold (redeemed) on any Business day by contacting the Fund by mail or telephone.

Redemption orders received prior to 1:00 p.m. Eastern time on any Business day will be effective that same day. Shares redeemed will not receive the dividends declared on that day. Redemption proceeds can be wire transferred to the shareholder's bank account or sent by check. There is a charge for wire transfers, currently $10.00, which may be waived by the Fund. Payments by check of redemption proceeds will be made as promptly as possible, and no later than seven days after the redemption order is received.

For shares recently purchased by check, redemption proceeds may not be available until the check has cleared, which may take up to 15 days from the date of purchase.

The purchase price per share will be the NAV next determined after receipt of the redemption request.

REDEMPTIONS IN KIND

Redemption proceeds are generally paid in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) redemption proceeds may be paid in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that Fund shares would ever be redeemed in kind, shareholders would probably have to pay transaction costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF SHARES

If an investor's account balance drops below $25,000 because of redemptions, he or she may be required to sell shares. At least 30 days' written notice will be given to allow sufficient time to add to the investor's account and avoid the sale of shares.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the Fund's Statement of Additional Information.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its Class B shares, and for services provided to Class B shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of investment and may cost investors more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets, are 0.35% for Class B Shares.

The Distributor or any Sub-Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor or Sub-Distributor from any source available to it.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends of substantially all of its net investment income (not including capital gains) every day and distributes this income each month. The Fund makes distributions of capital gains, if any, at least annually. Shareholders on a Fund's record date will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of the written notice. The election can be canceled by simply sending written notice to the Fund.

--------------------------------------------------------------------------------
THE "RECORD DATE"
If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.
--------------------------------------------------------------------------------

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISER REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS
Distributions you receive from a Fund may be taxable whether or not you reinvest them.
--------------------------------------------------------------------------------

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions investors receive may be subject to federal, state and local taxation, depending upon an investor's tax situation. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table that follows presents performance information about the Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Study these tables to see how the Fund performed since it began investment operations.
--------------------------------------------------------------------------------

This information has been audited by Arthur Andersen LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's Statement of Additional Information. The annual report, which contains more performance information, can be obtained at no charge by calling 1-800-249-7445.



                                                                              AIG MONEY MARKET FUND - CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                       AIG MONEY MARKET FUND - CLASS B SHARES
FOR THE PERIOD ENDED OCTOBER 31:                                     1998         1997          1996       1995(1)
                                                                     ----         ----          ----       ----
Net Asset Value, Beginning of Period                               $ 1.00       $ 1.00        $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.05         0.05          0.05         0.04
Net Gains or Losses on Securities (both realized
and unrealized)                                                        --           --            --           --
Total From Investment Operations                                     0.05         0.05          0.05         0.04
LESS DISTRIBUTIONS
Dividends (from net investment income)                             (0.05)       (0.05)        (0.05)       (0.04)
Distributions (from capital gains)                                    ---          ---           ---          ---
*************************************

Total Distributions                                                (0.05)       (0.05)        (0.05)       (0.04)
Net Asset Value, End of Period                                     $ 1.00       $ 1.00        $ 1.00       $ 1.00
TOTAL RETURN                                                        5.12%        5.04%         4.89%       5.43%*
*************************************

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $155,078     $108,754      $135,384     $120,482
Ratio of Expenses to Average Net Assets                             0.62%        0.63%         0.74%       0.75%*
Ratio of Net Income to Average Net Assets                           5.00%        4.93%         4.79%       5.18%*
Ratio of Expenses to Average Net Assets                             0.72%        0.74%         0.77%       0.85%*
(excluding waivers)
Ratio of Net Investment Income (Loss) to                            4.90%        4.82%        4.76%        5.08%*
Average Net Assets (excluding waivers)



*  Annualized.
(1)The Class B Shares of the Fund commenced operations on February 16, 1995.

[GRAPHIC] AIG MONEY                 More information about the Fund is
          MARKET FUND               available without charge through the
                                    following:

                                    STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------
                                    The Fund's SAI dated March 1, 1999,
                                    includes detailed information about The
INVESTMENT ADVISER                  Advisors' Inner Circle Fund and the AIG
                                    Money Market Fund.  The SAI is on file with
AIG CAPITAL MANAGEMENT CORP.        the SEC and is incorporated by reference
70 PINE STREET                      into this prospectus.  This means that the
NEW YORK, NEW YORK  10270           SAI, for legal purposes, is a part of this
                                    prospectus.

                                    ANNUAL AND SEMI-ANNUAL REPORTS
--------------------------------------------------------------------------------
                                    These reports list the Funds' holdings and
DISTRIBUTOR                         contain information from the Fund's
                                    managers about strategies and recent market
SEI INVESTMENTS DISTRIBUTION CO.    conditions and trends also contain detailed
ONE FREEDOM VALLEY ROAD             financial information about the Funds.
OAKS, PENNSYLVANIA  19456
                                    TO OBTAIN MORE INFORMATION:
--------------------------------------------------------------------------------
                                    --------------------------------------------
SUB-DISTRIBUTOR                     BY TELEPHONE: Call 1-800-249-7445

AIG EQUITY SALES CORP.              BY MAIL: Write to:
70 PINE STREET                               AIG Money Market Fund
NEW YORK, NEW YORK  10270                    c/o Advisors' Inner Circle Fund
                                             P.O. Box 419009
                                             Kansas City, Missouri  64141-6009
LEGAL COUNSEL
                                    FROM THE SEC:  You can also obtain the SAI
                                    and the Annual Report and the Semi-Annual
MORGAN, LEWIS & BOCKIUS LLP         Report, as well as other information about
1800 M STREET, N.W.                 the Advisors' Inner Circle Fund, from the
WASHINGTON, D.C.  20036             SEC's website ("http://www.sec.gov"). You
                                    may review and copy documents at the SEC
                                    Public Reference Room in Washington, DC
                                    (for information call 1-800-SEC-0330).
                                    You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange
                                    Commission, Public Reference Section,
                                    Washington, DC 20549-6009.


                                    The Fund's Investment Company Act
                                    registration number is 811-6400.
                                    --------------------------------------------

                             AIG MONEY MARKET FUND

Investment Adviser:

  AIG Capital Management Corp.

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the Class A and Class B shares of the AIG Money Market Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Fund. This Statement of Additional Information should be read in conjunction with the Fund's Prospectuses dated March 1, 1999, as amended or supplemented from time to time. A copy of the Prospectuses for the Class A and Class B shares of the Fund may be obtained by calling 1-800-249-7445.

                               TABLE OF CONTENTS


The Trust.................................................................   S-2
Investment Objectives and Policies........................................   S-2
Description of Permitted Investments......................................   S-3
Investment Limitations....................................................   S-7
The Adviser...............................................................   S-9
The Administrator.........................................................   S-9
The Distributor...........................................................  S-10
The Transfer Agent........................................................  S-11
The Custodian.............................................................  S-11
Independent Public Accountants............................................  S-11
Legal Counsel.............................................................  S-11
Trustees and Officers of the Trust........................................  S-11
Performance Information...................................................  S-14
Computation of Yield......................................................  S-14
Calculation of Total Return...............................................  S-15
Purchasing Shares.........................................................  S-15
Redeeming of Shares.......................................................  S-15
Determination of Net Asset Value..........................................  S-16
Taxes.....................................................................  S-17
Fund Transactions.........................................................  S-19
Trading Practices and Brokerage...........................................  S-19
Description of Shares.....................................................  S-22
Shareholder Liability.....................................................  S-22
Limitation of Trustees' Liability.........................................  S-22
5% and 25% Shareholders...................................................  S-22
Experts...................................................................  S-23
Financial Statements......................................................  S-23
Appendix..................................................................   A-1



March 1, 1999



AIG-F-003-06

                                   THE TRUST

    This Statement of Additional Information relates only to the AIG Money Market Fund (the "Fund"). The Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end management investment company, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Shares of the Fund are offered through two separate classes (Class A and Class B) which provide for variations in minimum investment balances, distribution fees, voting rights and dividends. Except for these differences, each share of the Fund represents an equal proportionate interest in the Fund. See "Description of Shares." No investment in shares of the Fund should be made without first reading the applicable Prospectuses of the Fund. Capitalized terms not defined herein are defined in the Prospectuses.

    The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. This investment objective is fundamental and cannot be changed without the consent of shareholders. It is also a fundamental policy of the Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant net asset value of $1.00 per share on a continuous basis.



    RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. These regulations impose certain quality, maturity and diversification restraints on investments by a money market fund. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements. The Fund invests only in first tier securities.


INVESTMENT STRATEGIES OF THE FUND

    In seeking its investment objective, the Fund will invest exclusively in (i) bills, notes and bonds issued by the United States Treasury ("U.S. Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the United States Government; (iii) U.S. dollar denominated short-term obligations of issuers rated at the time of investment in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing) by two or more nationally recognized statistical rating organizations ("NRSROs"), or only one NRSRO if only one NRSRO has rated the security, or, if not rated, as determined by the Adviser to be of comparable quality, consisting of obligations of U.S. and foreign corporations, domestic banks, foreign banks, and U.S. and foreign savings and loan institutions; (iv) repurchase agreements with respect to the foregoing; (v) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality; and (vi) obligations of foreign governments, agencies and instrumentalities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality.

    The Fund reserves the right to invest more than 25% of its total assets in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to similar regulations as U.S. banks. To the extent that the Fund invests more than 25% of its net assets in bank obligations, it will be exposed to the risks associated with that industry as a whole. The Fund may purchase asset-backed securities rated in the highest NRSRO rating category at the time of investment. The Fund may invest in securities which pay interest on a variable or floating rate basis. In addition, the Fund may acquire securities on a when-issued basis and may buy securities which are subject to puts or standby commitments. The Fund will not invest more than 10% of its net assets in illiquid securities. The Fund reserves the right to enter into reverse repurchase agreements and engage in securities lending.

    The Fund will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

                      DESCRIPTION OF PERMITTED INVESTMENTS

    ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

    Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

    Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

    COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

    EURODOLLAR AND YANKEE BANK OBLIGATIONS--Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of 7 days.

    OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Fund includes restricted securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

    REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements are agreements by which the Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, the Fund will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

    SECURITIES LENDING--The Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Adviser to be of good standing and when, in the judgment of that Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of an Adviser as a broker in these transactions.

    SECURITIES OF FOREIGN GOVERNMENTS--The Fund may invest in U.S. dollar denominated obligations of foreign governments. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

    STANDBY COMMITMENTS AND PUTS--The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E.,, on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any such put is acquired.

    STRIPPED GOVERNMENT SECURITIES--The Fund may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately. The Fund may not actively trade STRIPS.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or a remaining term to maturity in excess of 7 days are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie

Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

                             INVESTMENT LIMITATIONS

    The following are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

 2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
    (iii) supranational entities will be considered a separate industry; and
    (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

 3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Statement of Additional Information.

 4. Borrow money, except that the Fund may (i) enter into reverse repurchase agreements and (ii) borrow money for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets. Any borrowing will be done from a bank and asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

 5. Acquire more than 5% of the voting securities of any one issuer.

 6. Invest in companies for the purpose of exercising control.

 7. Pledge, mortgage or hypothecate assets except to secure temporary borrowings in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

 8. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Fund, it may invest in municipal securities or other marketable obligations secured by real estate or interests therein.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund security.

11. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

13. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

14. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Trust or any investment adviser of the Fund owns beneficially more than 0.5% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 0.5% of such shares or securities together own more than 5% of such shares or securities.

15. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

16. Write puts, calls, options or combinations thereof or invest in warrants.

    The foregoing percentages will apply at the time of the purchase of a security.

                                  THE ADVISER

    The Trust and AIG Capital Management Corp. (the "Adviser") have entered into an advisory agreement dated November 21, 1994 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Adviser is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related and financial services activities in the United States and abroad. The Adviser was formed in June 1994. Its officers and employees include individuals with investment management experience, including experience with short-term investments. The principal business address of the Adviser is 70 Pine Street, New York, New York 10270.

    The Adviser serves as the Fund's investment adviser and makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.


    The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive 10 basis points (.10%) of its fees and to waive additional fees and/or reimburse certain expenses of the Fund to the extent necessary in order to limit net operating expenses to an annual rate of not more than .40% of the average daily net assets of the Class A shares of the Fund and not more than .75% of the average daily net assets of the Class B Shares of the Fund. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Fund in its sole discretion. For the fiscal year ended October 31, 1998, the Adviser received (after fee waivers) a fee equal to .15% of the Fund's average daily net assets.



    For the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Adviser was paid advisory fees of $1,023,856, $689,323 and $932,230, respectively, and waived advisory fees of $81,307, $459,559 and $504,977, respectively, with respect to the Fund.


    The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

                               THE ADMINISTRATOR


    SEI Investments Mutual Funds Services (the "Administrator") serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Trust shall pay the Administrator compensation for services rendered at an annual rate equal to the sum of (i) .10% of average daily net assets up to $50 million; (ii) .08% of average daily net assets from $50 million up to $250 million; (iii) .06% of average daily net assets from $250 million up to and including $450 million; and
(iv) .05% of average daily net assets in excess of $450 milion. There is a minimum annual fee of $75,000 per portfolio plus $15,000 for each additional class.


    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the

Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. For the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Administrator received a fee of $411,405, $326,095 and $343,631, respectively, from the Fund. The Administrator waived $13,365, $56,655 and $48,702, respectively, of fees for the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998.


    The Trust and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement dated November 14, 1991 ("Distribution Agreement") which applies to both Class A and Class B shares of the Fund.

    The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor does not receive compensation for distribution of Class A shares of the Fund. Class B shares are subject to the terms of a distribution plan dated August 8, 1994 (the "Class B Plan").

CLASS B PLAN

    The Distribution Agreement and the Class B Plan provide that the Class B shares of the Fund will pay the Distributor a fee of .35% of the average daily net assets of the Class B shares which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, other subsidiaries and affiliates of AIG, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Class B Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of Class B shares or the provision of shareholder services with respect to Class B shares. The Trust intends to operate the Class B Plan in accordance with its terms and with the NASD rules concerning sales charges.

    The Distributor has appointed AIG Equity Sales Corp. (the
"Sub-Distributor"), a wholly-owned subsidiary of AIG and an affiliate of the Adviser, as sub-distributor and servicing agent with respect to the Class B shares of the Fund. The Sub-Distributor may appoint additional sub-distributors and/or servicing agents.

    The Trust has adopted the Class B Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Class B Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Class B Plan requires that quarterly written reports of amounts spent under the Class B Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class B Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Class B shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


    For the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998 the Distributor received from the Fund, pursuant to the Class B Plan, distribution fees in the amount of $397,438, $419,962 and $482,117, respectively, with respect to the Class B shares. The entire amount of these fees was paid by the Distributor to the Sub-Distributor, as compensation for its services, in accordance with an agreement between the Distributor and the Sub-Distributor.


                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, MO 64105 serves as the Trust's transfer agent.

                                 THE CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Arthur Andersen LLP serves as independent public accountants for the Trust.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each

Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee** Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991 - December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991 - December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The

Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.


    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.


    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.


** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Fund.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

    The following table exhibits Trustee compensation for the fiscal year ended October 31, 1998.


                                     AGGREGATE                                                TOTAL COMPENSATION FROM
                                   COMPENSATION         PENSION OR                                 REGISTRANT AND
                                  FROM REGISTRANT       RETIREMENT           ESTIMATED         FUND COMPLEX* PAID TO
                                  FOR THE FISCAL     BENEFITS ACCRUED         ANNUAL              TRUSTEES FOR THE
                                    YEAR ENDED          AS PART OF         BENEFITS UPON         FISCAL YEAR ENDED
NAME OF PERSON, POSITION         OCTOBER 31, 1998     TRUST EXPENSES        RETIREMENT            OCTOBER 31, 1998
-------------------------------  -----------------  -------------------  -----------------  ----------------------------
John T. Cooney.................      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                            board
**Frank E. Morris..............      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                            board
Robert Patterson...............      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                            board
Eugene B. Peters...............      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                            board
James M. Storey, Esq...........      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                            board
William A. Doran, Esq..........      $       0                 N/A                 N/A      $    0 for services on 1
                                                                                            board
Robert A. Nesher...............      $       0                 N/A                 N/A      $    0 for services on 1
                                                                                            board


------------------------------

 * For purposes of this table, the Fund is the only investment company in the "Fund Complex."


**Retired December 31, 1998


                            PERFORMANCE INFORMATION

    From time to time, the Trust may advertise yield, effective yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields.

CLASSES OF SHARES AND PERFORMANCE

    The performance of Class A shares will normally be higher than that of Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. Yield quotations are computed and presented separately for the Class A and Class B shares.

PERFORMANCE COMPARISONS

    The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                              COMPUTATION OF YIELD

    The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 7-day period. The yield is calculated by assuming that the income generated by the investment during that 7-day period is generated in each period over one year and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed investment. In particular, these yields will be calculated as follows:

    The current yield of the Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change during the period (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Fund is determined by computing the net change during the period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return, according to the following formula:

    Effective Yield = [(Base Period Return + 1)to the power of(365/7)] - 1.

    The effective yield reflects the reinvestment of net income earned daily on the Fund's assets.


    For the 7-day period ended October 31, 1998, the end of the Fund's most recent fiscal year, the current and effective yields for Class A shares of the Fund were 5.10% and 5.23%, respectively, and for Class B shares were 4.77% and 4.88%, respectively.


                          CALCULATION OF TOTAL RETURN

    The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Trust commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)to the power of n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period. Total return is calculated separately for each class of shares of the Trust.


    The average annual total returns for Class A Shares of the Fund for the fiscal year ended October 31, 1998 and for the three year period ended October 31, 1998 were 5.49% and 5.39%, and for the period from December 1, 1994 (commencement of operations) through October 31, 1998, the cumulative return for Class A Shares of the Fund was 23.20%.



    The average annual total returns for Class B Shares of the Fund for the fiscal year ended October 31, 1998 and for the three year period ended October 31, 1998 were 5.12% and 5.02%, and for the period from February 16, 1995 (commencement of operations) through October 31, 1998, the cumulative return for Class B Shares of the Fund was 20.21%.


                               PURCHASING SHARES

    Purchases and redemptions may be made through the Distributor on a day when the New York Stock Exchange and Federal Reserve wire system are open for business. Shares of the Fund are offered on a continuous basis. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

                                REDEEMING SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those Shareholders that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

    A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share of each class of the Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The use of amortized cost valuation by the Fund and the maintenance of the Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Fund does not invest in second tier securities. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality to first tier securities in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of the Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. However, there is no assurance that the Fund will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per unit calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculated such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated. If the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or lability from the Shareholder's accrued but unpaid dividends or from future dividends.

    The securities of the Fund are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

    In order to qualify as a RIC, the Fund must distribute at least 90% of its net investment income (generally, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year (the "Distribution Requirement"), if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or business.

    The Fund may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

    Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

    If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

    Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

    The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, the Fund will pay federal income tax thereon.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC, generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any Fund distribution will qualify for the corporate dividends-received deduction.

    Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

    The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

    Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

    If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

    The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                               FUND TRANSACTIONS

    The Fund has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

    The money market instruments in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

                        TRADING PRACTICES AND BROKERAGE

    The Adviser, consistent with the interests of the Fund, selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Adviser's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Trust may allocate out of all commission business generated by the Fund and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Adviser believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Fund. For the fiscal year ended October 31, 1998, the Fund directed no transactions to broker-dealers for research services.

    It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    For the fiscal years ended October 31, 1996, 1997 and 1998, the Fund paid the following brokerage commissions:


    TOTAL BROKERAGE COMMISSIONS           AMOUNT PAID TO SEI INVESTMENTS(1)
------------------------------------   ---------------------------------------
   1996         1997         1998           1996           1997         1998
  -----        -----        -----          -----        -----------   --------
   $0           $0           $0             $0               $2,260        $0


------------------------

(1) The amounts paid to SEI Investments reflect fees paid in connection with repurchase agreement transactions.

    For the fiscal years indicated, the Fund paid the following brokerage commissions:


                                                  % OF TOTAL
                                                   BROKERAGE            % OF TOTAL
                           TOTAL $ AMOUNT         COMMISSIONS           BROKERAGE
   TOTAL $ AMOUNT           OF BROKERAGE          PAID TO THE          TRANSACTIONS
    OF BROKERAGE        COMMISSIONS PAID TO       AFFILIATED         EFFECTED THROUGH
  COMMISSIONS PAID       AFFILIATED BROKERS         BROKERS         AFFILIATED BROKERS
---------------------   --------------------   -----------------   --------------------
1996    1997    1998    1996    1997    1998         1998                  1998
-----   -----   -----   -----   -----   ----   -----------------   --------------------
 $0      $0      $0      $0      $0      $0             0%                   0%


    Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act), which the Fund has acquired during its most recent fiscal year. As of October 31, 1998, the Fund held $17,997,150 of debt securities issued by Goldman Sachs.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and different classes of shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares divided into different classes. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                       LIMITATION OF TRUSTEES' LIABILITY


    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                            5% AND 25% SHAREHOLDERS

    As of February 1, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of each class of the Fund's shares. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act.


SHAREHOLDER                                                           NUMBER OF SHARES     PERCENTAGE
--------------------------------------------------------------------  -----------------  ---------------
CLASS A:
--------------------------------------------------------------------

Chase Bank of Texas.................................................        30,217,823           6.10%
Attn: STIF Unit 18HCB 340
P.O. Box 2558
Houston, TX 77252-2558

SHAREHOLDER                                                           NUMBER OF SHARES     PERCENTAGE
--------------------------------------------------------------------  -----------------  ---------------
AIG Life Insurance--Investment......................................       109,104,755          22.01%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY 10270-0002

AIG Life Insurance--Investment......................................        74,241,810          14.98%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY 10270-0002

AI Life Assurance of NY--GIC........................................        47,249,663           9.53%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY 10270-0002

CLASS B: (AS OF FEBRUARY 16, 1999)
--------------------------------------------------------------------

U.S. Clearing.......................................................         8,725,278           5.54%
A Division of Fleet Securities Inc.
26 Broadway
New York, NY 10004-1703

NUF/Machine Deductible..............................................        50,129,308          31.84%
Attn: AIG Treasury
70 Pine Street, 19th Floor
New York, NY 10270-0002

AIG Global Real Estate Investment...................................        26,650,196          16.93%
Corp as Escrow Agent
PC Village Apt. Dallas LP as Pledgor
c/o PC Village Apartments Dallas LP
3300 Lincoln St. #500
Dallas, TX 75226


    The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

                                    EXPERTS

    The financial statements of the Trust have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

                              FINANCIAL STATEMENTS

    The financial statements for the fiscal year ended October 31, 1998, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 1998 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX
                             DESCRIPTION OF RATINGS

    The following descriptions are summaries of published ratings.

    A-1--This is Standard & Poor's Corporation ("S&P") highest rating category for short-term obligations and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2--Capacity for timely payment for this S&P category on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

    PRIME-1--Issues rated Prime-1 (or supporting institutions) by Moody's Investors Service, Inc. ("Moody's") have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2--Issuers rated Prime-2 (or supporting institutions) by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Service, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest short-term obligations rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest short-term obligations rating assigned by Duff & Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. The designation A1 by IBCA, Inc. ("IBCA") indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    Securities rated A-2, P-2, Fitch-2, Duff-2 and (IBCA) A2 are deemed to be second tier securities. The Fund's fundamental policy is not to invest in such securities.

                           PART C: OTHER INFORMATION


POST EFFECTIVE AMENDMENT NO. 37


ITEM 23.  EXHIBITS:

(a)(1)     Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post- Effective Amendment No. 32 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1998.
(a)(2)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             December 2, 1996, is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(a)(3)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             February 18, 1997, is incorporated herein by reference to Post-Effective
             Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1997.
(b)(1)     Registrant's By-Laws are incorporated herein by reference to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on August 29, 1991.
(b)(2)     Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on December 12, 1996.
(c)        Not Applicable.
(d)(1)     Investment Advisory Agreement between Registrant and HGK Asset Management,
             Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(d)(2)     Investment Advisory Agreement between Registrant and AIG Capital Management
             Corp. with respect to AIG Money Market Fund originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed February 27, 1997.
(d)(3)     Investment Advisory Agreement between Registrant and First Manhattan Co.
             with respect to FMC Select Fund dated May 3, 1995 as originally filed with
             Post-Effective Amendment No. 19 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on February 1, 1995 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(d)(4)     Investment Advisory Agreement between Registrant and CRA Real Estate
             Securities L.P. dated December 31, 1996 with respect to the CRA Realty
             Shares Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484) filed with the Securities and Exchange Commission on May 22,
             1997.

(d)(5)     Investment Advisory Agreement between Registrant and MDL Capital Management,
             Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the
             MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1998.
(d)(6)     Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on February 27, 1998.
(d)(7)     Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and
             Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on May 18, 1998.
(d)(8)     Form of Investment Advisory Agreement between Registrant and LSV Asset
             Management Company is incorporated herein by reference to Post-Effective
             Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 29, 1998.
(d)(9)     Amended and Restated Schedule to the Investment Advisory Agreement dated May
             3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on December 29, 1998.
(e)(1)     Amended and Restated Distribution Agreement between Registrant and SEI
             Financial Services Company dated August 8, 1994 as originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(e)(2)     Distribution Agreement between Registrant and CCM Securities, Inc. dated
             February 28, 1997 is incorporated herein by reference to Post-Effective
             Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on June
             30, 1997.
(e)(3)     Amended and Restated Sub-Distribution and Servicing Agreement between SEI
             Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1998.
(f)        Not Applicable.
(g)        Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed on February 27, 1997.

(h)(1)     Amended and Restated Administration Agreement between Registrant and SEI
             Financial Management Corporation, including schedules relating to Clover
             Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak
             Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth
             Fund, Roulston Growth and Income Fund, Roulston Government Securities
             Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund,
             Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan
             Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(h)(2)     Schedule dated November 11, 1996 to Administration Agreement dated November
             14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares
             Portfolio is incorporated herein by reference to Post-Effective Amendment
             No. 29 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on May 22,
             1997.
(h)(3)     Shareholder Service Plan and Agreement for the Class A Shares of the CRA
             Realty Shares Portfolio is incorporated herein by reference to
             Post-Effective Amendment No. 30 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on June 30, 1997.
(h)(4)     Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1997.
(h)(5)     Consent to Assignment and Assumption of Administration Agreement dated June
             1, 1996 is incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(h)(6)     Schedule to the Amended and Restated Administration Agreement adding the MDL
             Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund
             incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7)     Schedule to the Amended and Restated Administration Agreement adding the
             SAGE Corporate Fixed Bond Fund is incorporated herein by reference to
             Post-Effective Amendment No. 32 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1998.
(h)(8)     Schedule dated May 19, 1997 to Administration Agreement dated November 14,
             1991 between the Advisors' Inner Circle Fund and SEI Financial Management
             Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on February 27, 1998.
(h)(9)     Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.

(h)(10)    [Form of] Shareholder Servicing Agreement for AIG Money Market Fund is
             incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11)    Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on May 18, 1998.
(h)(12)    Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the
             Administration Agreement dated November 14, 1991 as amended and restated
             May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 34 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13)    Assignment and Assumption Agreement dated February 27, 1998 between
             Registrant and Oak Associates Funds is incorporated herein by reference to
             Post-Effective Amendment No. 34 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on December 29, 1998.
(i)        Opinion and Consent of Counsel dated October 24, 1991, as originally filed
             October 28, 1991, is incorporated herein by reference to Post-Effective
             Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1998.
(j)        Consent of Independent Public Accountants is filed herewith.
(k)        Not Applicable.
(l)        Not Applicable.
(m)        Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(n)        Financial Data Schedules are filed herewith.
(o)        Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(p)        Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran,
             Frank E. Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson
             and James M. Storey are incorporated herein by reference to Post-Effective
             Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 29, 1998.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Investments Management Corporation a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit a to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
-----------------------------

    HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

    The list required by this Item 26 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

AIG CAPITAL MANAGEMENT CORP.
----------------------------

    AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

    The list required by this Item 26 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).

FIRST MANHATTAN CO.
-------------------

    First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

    The list required by this Item 26 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

CRA REAL ESTATE SECURITIES L.P.
-------------------------------

    CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 Radnor-Chester Road, Radnor, PA 19087.

    The list required by this Item 26 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

MDL CAPITAL MANAGEMENT, INC.
----------------------------

    MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 225 Ross Street, Pittsburgh, PA 15222.

    The list required by this Item 26 of general partners of MDL Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by MDL Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-43419).

SAGE GLOBAL FUNDS, LLC
----------------------

    SAGE Global Funds, LLC is the investment adviser for the SAGE Corporate Bond Fund. The principal address of SAGE Global Funds, LLC is 55 William Street, Suite G-40, Wellesley, MA 02181.

    The list required by this Item 26 of general partners of SAGE Global Funds, LLC, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by SAGE Global Funds, LLC under the Advisers Act of 1940 (SEC File No. 801-54753).

STANDARD ASSET GROUP, INC.
-----------------------------

    Standard Asset Group, Inc. is the investment sub-adviser for the SAGE Corporate Bond Fund. The principal address of Standard Asset Group, Inc. is 55 William Street, Suite G-40, Wellesley, MA 02181.

    The list required by this Item 26 of general partners of Standard Asset Group, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Standard Asset Group, Inc. under the Advisers Act of 1940 (SEC File No. 801-29883).

LSV ASSET MANAGEMENT COMPANY
----------------------------

    LSV Asset Management Company is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company 200 W. Madison Street, 27th Floor, Chicago, Illinois 60606.

    The list required by this Item 26 of general partners of LSV Asset Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by LSV Asset Management Company under the Advisers Act of 1940 (SEC File No. 801-47689).

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Pillar Funds                          February 28, 1992
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc.                November 1, 1992
First American Investment Funds, Inc.     November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds-Registered Trademark-   June 1, 1993
The PBHG Funds, Inc.                      July 16, 1993
Morgan Grenfell Investment Trust          January 3, 1994
The Achievement Funds Trust               December 27, 1994
Bishop Street Funds                       January 27, 1995
CrestFunds, Inc.                          March 1, 1995
STI Classic Variable Trust                August 18, 1995
ARK Funds                                 November 1, 1995
Monitor Funds                             January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc.       October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc.          April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Funds, Inc.                     June 29, 1998
The Parkstone Group of Funds              September 14, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President,
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                          Vice President,
                                                                                           Assistant Secretary

Jeff Jacobs                      Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          Controller & Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                               --

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Lydia J. Streigel                Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

         (b)/(c)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Mutual Funds Services
           Oaks, PA 19456

        (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
    the required books and records are maintained at the offices of the Registrant's Advisers:

           HGK Asset Management, Inc.
           Newport Tower
           525 Washington Blvd.
           Jersey City, NJ 07310

           AIG Capital Management Corp.
           70 Pine Street
           20th Floor
           New York, NY 10270

           First Manhattan Co.
           437 Madison Avenue
           New York, NY 10022-7022

           CRA Real Estate Securities L.P.
           Suite 205
           259 North Radnor-Chester Road
           Radnor, PA 19087

           MDL Capital Management, Inc.
           225 Ross Street
           Pittsburgh, PA 15222

           SAGE Global Funds, LLC
           55 William Street, Suite G-40
           Wellesley, MA 02181

           Standard Asset Group, Inc.
           55 William Street
           Wellesley, MA 02181

           LSV Asset Management Company
           200 W. Madison Street, 27th Floor
           Chicago, Illinois 60606

ITEM 29.  MANAGEMENT SERVICES:  None.

ITEM 30.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

    Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to the Registrant's Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 25th day of February, 1999.


                                THE ADVISORS' INNER CIRCLE FUND

                                By:              /s/ MARK E. NAGLE
                                     -----------------------------------------
                                              Mark E. Nagle PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


              *
------------------------------  Trustee                      February 25, 1999
        John T. Cooney

              *
------------------------------  Trustee                      February 25, 1999
       William M. Doran

              *
------------------------------  Trustee                      February 25, 1999
       Robert A. Nesher

              *
------------------------------  Trustee                      February 25, 1999
     Robert A. Patterson

              *
------------------------------  Trustee                      February 25, 1999
        Eugene Peters

              *
------------------------------  Trustee                      February 25, 1999
       James M. Storey

      /s/ MARK E. NAGLE
------------------------------  President, Controller &      February 25, 1999
        Mark E. Nagle             Chief Financial Officer



*By:      /s/ MARK E. NAGLE
      -------------------------
            Mark E. Nagle
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

EXHIBIT NO. AND DESCRIPTION
-------------------------------------------------------------------------------------------------------
      EX-99.A1   Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to
                   Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on February
                   27, 1998.

      EX-99.A2   Registrant's Amendment to the Agreement and Declaration of Trust dated December 2,
                   1996, is incorporated herein by reference to Post-Effective Amendment No. 27 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on December 13, 1996.

      EX-99.A3   Registrant's Amendment to the Agreement and Declaration of Trust dated February 18,
                   1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on February 27, 1997.

      EX-99.B1   Registrant's By-Laws are incorporated herein by reference to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on August 29, 1991.

      EX-99.B2   Registrant's Amended and Restated By-Laws are incorporated herein by reference to
                   Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on December
                   12, 1996.

       EX-99.C   Not Applicable.

      EX-99.D1   Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with
                   Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on June 15,
                   1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on
                   February 28, 1996.

      EX-99.D2   Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund is incorporated herein by reference to
                   Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on September
                   19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 28 filed
                   February 27, 1997.

      EX-99.D3   Investment Advisory Agreement Between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective
                   Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File
                   No.33-42484), filed with the Securities and Exchange Commission on February 1, 1995
                   is incorporated herein by reference to Post-Effective Amendment No. 24 filed on
                   February 28, 1996.

EXHIBIT NO. AND DESCRIPTION
-------------------------------------------------------------------------------------------------------
      EX-99.D4   Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P.
                   dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and
                   Exchange Commission on May 22, 1997.

      EX-99.D5   Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth
                   Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No.
                   32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

      EX-99.D6   Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to
                   Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on February
                   27, 1998.

      EX-99.D7   Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset
                   Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement
                   on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 18, 1998.

      EX-99.D8   Form of Investment Advisory Agreement between Registrant and LSV Asset Management
                   Company is incorporated herein by reference to Post-Effective Amendment No. 34 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on December 29, 1998.

      EX-99.D9   Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to
                   Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on December
                   29, 1998.

      EX-99.E1   Amended and Restated Distribution Agreement between Registrant and SEI Financial
                   Services Company dated August 8, 1994 as originally filed with Post-Effective
                   Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.
                   33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is
                   incorporated herein by reference to Post-Effective Amendment No. 24 filed on February
                   28, 1996.

      EX-99.E2   Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28,
                   1997 is incorporated herein by reference to Post-Effective Amendment No. 30 to
                   Registrant's Registration Statement on From N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on June 30, 1997.

      EX-99.E3   Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments
                   Company and AIG Equity Sales Corporation is incorporated herein by reference to
                   Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on February
                   27, 1998.

       EX-99.F   Not Applicable.

EXHIBIT NO. AND DESCRIPTION
-------------------------------------------------------------------------------------------------------
       EX-99.G   Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement
                   on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment
                   No. 28 filed on February 27, 1997.

      EX-99.H1   Amended and Restated Administration Agreement between Registrant and SEI Financial
                   Management Corporation, including schedules relating to Clover Capital Equity Value
                   Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak
                   Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund,
                   Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund,
                   Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund,
                   Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on June 15, 1994 is incorporated herein by reference to Post-Effective
                   Amendment No. 24 filed on February 28, 1996.

      EX-99.H2   Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as
                   Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

      EX-99.H3   Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares
                   Portfolio is incorporated herein by reference to Post-Effective Amendment No. 30 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on June 30, 1997.

      EX-99.H4   Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the
                   Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to
                   Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on February
                   27, 1997.

      EX-99.H5   Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

      EX-99.H6   Schedule to the Amended and Restated Administration Agreement adding the MDL Broad
                   Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on February 27, 1998.
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EXHIBIT NO. AND DESCRIPTION
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      EX-99.H7   Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate
                   Fixed Bond Fund incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

      EX-99.H8   Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the
                   AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment
                   No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

      EX-99.H9   Schedule to Administration Agreement relating to the CRA Realty Portfolios is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

     EX-99.H10   [Form of] Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on February 27, 1998.

     EX-99.H11   Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form
                   N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May
                   18, 1998.

     EX-99.H12   Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration
                   Agreement dated November 14, 1991 as amended and restated May 17, 1994 between
                   Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement
                   on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

     EX.99.H13   Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak
                   Associates Funds is incorporated herein by reference to Post-Effective Amendment No.
                   34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

       EX-99.I   Opinion and Consent of Counsel dated October 24, 1991, as originally filed October 28,
                   1991, is incorporated herein by reference to Post-Effective Amendment No. 32 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on February 27, 1998.

       EX-99.J   Consent of Independent Public Accountants is filed herewith.

       EX-99.K   Not Applicable.

       EX-99.L   Not Applicable.

       EX-99.M   Distribution Plan for The Advisors' Inner Circle Fund as originally filed with
                   Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on September
                   19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

       EX-99.N   Financial Data Schedules are filed herewith.
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EXHIBIT NO. AND DESCRIPTION
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       EX-99.O   Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on February 27, 1998.

       EX-99.P   Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran, Frank E.
                   Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson and James M. Storey
                   are incorporated herein by reference to Post-Effective Amendment No. 34 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on December 29, 1998.
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